Goodwill and Other Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Value of Goodwill by Segment

The following table presents changes in the carrying value of goodwill by segment (in millions):

	North	European	Science
	American Lab	Lab	Education	Total
Balance at January 1, 2011	$948.7	$808.4	$—	$1,757.1
Acquisitions (Note 5)	63.0	6.6	—	69.6
Currency translation	(4.3)	(27.1)	—	(31.4)
Other	—	(0.2)	—	(0.2)

Balance at December 31, 2011	1,007.4	787.7	—	1,795.1
Acquisitions (Note 5)	22.0	37.8	—	59.8
Currency translation	2.6	19.6	—	22.2
Other	0.1	0.2	—	0.3

Balance at December 31, 2012	$1,032.1	$845.3	$—	$1,877.4

Gross Amount of Goodwill and Accumulated Impairment Losses by Segment

The following table presents the gross amount of goodwill and accumulated impairment losses by segment (in millions):

	December 31, 2012			December 31, 2011
	Gross	Accumulated	Net	Gross	Accumulated	Net
	Carrying	Impairment	Carrying	Carrying	Impairment	Carrying
	Amount	Losses	Amount	Amount	Losses	Amount
North American Lab	$1,127.6	$95.5	$1,032.1	$1,102.9	$95.5	$1,007.4
European Lab	845.3	—	845.3	787.7	—	787.7
Science Education	99.8	99.8	—	99.8	99.8	—

Total goodwill	$2,072.7	$195.3	$1,877.4	$1,990.4	$195.3	$1,795.1

Components of Other Intangible Assets

The following table presents the components of other intangible assets (in millions):

	December 31, 2012			December 31, 2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Amortizable intangible assets:
Customer relationships:
North American Lab	$831.4	$218.8	$612.6	$813.2	$173.9	$639.3
European Lab	503.9	136.9	367.0	469.0	107.3	361.7
Science Education	131.0	36.0	95.0	131.0	29.5	101.5
Chemical supply agreement	52.8	41.5	11.3	51.7	33.2	18.5
Other	33.7	15.5	18.2	27.9	10.5	17.4

Total amortizable intangible assets	1,552.8	448.7	1,104.1	1,492.8	354.4	1,138.4
Indefinite-lived intangible assets:
Trademarks and tradenames	683.1	—	683.1	676.8	—	676.8

Total other intangible assets	$2,235.9	$448.7	$1,787.2	$2,169.6	$354.4	$1,815.2

Amortization Expense	The following table presents amortization expense for each of the reporting periods (in millions):

	Year Ended December 31,
	2012	2011	2010
Amortization expense	$89.9	$88.6	$81.6

Schedule of Estimated Amortization Expense

The estimated amortization expense for each of the five succeeding years and thereafter is as follows (in millions):

Year ending December 31,
2013	$91.7
2014	86.2
2015	82.0
2016	80.8
2017	80.2
Thereafter	683.2

$1,104.1